SEGMENT REPORTING (Details)	12 Months Ended
	Sep. 30, 2020 USD ($) segment	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	3
Net revenue	$ 50,033,200	$ 46,096,684	$ 50,369,013
Cost of revenue	42,494,047	36,416,772	42,236,773
GROSS PROFIT	7,539,153	9,679,912	8,132,240
Depreciation and amortization	1,105,587	1,188,173	1,254,098
Capital Expenditures	449,765	616,388	1,117,175
Total assets	48,143,138	35,268,244
Oxytetracycline & Licorice products and TCMD
Segment Reporting Information [Line Items]
Net revenue	32,602,384	30,149,950	33,429,330
Cost of revenue	25,004,712	22,324,422	26,159,584
GROSS PROFIT	7,597,672	7,825,528	7,269,746
Depreciation and amortization	886,322	985,212	1,070,824
Capital Expenditures	377,953	331,917	628,604
Total assets	34,370,665	23,251,452
Fertilizer
Segment Reporting Information [Line Items]
Net revenue	701,701	549,231	713,896
Cost of revenue	304,670	186,504	235,319
GROSS PROFIT	397,031	362,727	478,577
Depreciation and amortization	38,792	38,525	38,057
Capital Expenditures	33,914	5,598	486,501
Total assets	2,438,442	2,149,680
Heparin products and Sausage casing
Segment Reporting Information [Line Items]
Net revenue	16,729,115	15,397,503	16,225,787
Cost of revenue	17,184,665	13,905,846	15,841,870
GROSS PROFIT	(455,550)	1,491,657	383,917
Depreciation and amortization	180,473	164,436	145,177
Capital Expenditures	37,898	278,873	$ 16,225,787
Total assets	$ 11,334,031	$ 9,867,112